CONSOLIDATED STATEMENTS OF INCOME ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Income Statement [Abstract]
Total net revenues	$ 226,301	¥ 1,461,133	¥ 4,438,196
Cost of revenues	(224,423)	(1,449,007)	(4,433,591)
Gross profit	1,878	12,126	4,605
Operating expenses:
Sales and marketing expenses	(1,851)	(11,948)	(47,968)
General and administrative expenses	(4,557)	(29,423)	(36,376)
Research and development expenses	(833)	(5,378)	(21,536)
Total operating expenses	(7,241)	(46,749)	(105,880)
Operating loss	(5,363)	(34,623)	(101,275)
Interest expenses, net	(29)	(186)	(4,801)
(Income)/Loss from equity investment	5	30
Foreign exchange gain/(loss)	296	1,909	(1,640)
Other income, net	58	375	3,770
Income before income tax	(5,033)	(32,495)	(103,946)
Income tax expenses	(3)	(22)	(990)
Net loss	(5,036)	(32,517)	(104,936)
Net income attributable to non-controlling interest	38	248
Net loss attributable to Molecular Data Inc.	$ (5,074)	¥ (32,765)	¥ (104,936)